Environmental Liabilities - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Environmental Liabilities [Line Items]
Long-term inflation rate assumption of current costs	2.00%
Undiscounted environmental liabilities	$ 176,000,000	$ 206,000,000
Minimum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate	2.00%
Maximum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate	6.30%
PCB [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	$ 118,000,000	142,000,000
Increase (decrease) of environmental liability due to revaluation adjustment	(15,000,000)	1,000,000
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	58,000,000	64,000,000
Increase (decrease) of environmental liability due to revaluation adjustment	$ 0	$ 7,000,000